Expenses (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses [Abstract]
Acquisition and transaction costs		$ 0	$ 441	$ 0
Administration and corporate overheads		4,817	6,798	8,040
Changes in inventories of finished goods and work in progress		25,491	(32,623)	(41,408)
Depreciation and amortisation expense		38,597	33,777	6,162
Employee benefits expense		43,133	46,501	18,928
External services		171,740	176,140	21,970
Impairment and write down of financial assets		548	8,134	0
Loss on disposal of financial assets		0	1,264	0
Net movement in inventories relating to net realisable value adjustments	[1]	4,200	10,437	0
Raw materials and consumables used		46,694	44,769	5,060
All other operating expenses		12,527	13,368	7,042
Total expenses	[2]	347,747	309,006	25,794
Non-recurring merger transaction and integration costs		12,500	$ 0	$ 0
Non-recurring merger transaction and integration costs, external services		12,300
Non-recurring merger transaction and integration costs, administration and corporate overheads		$ 200

[1]	Refer to Note 11 for details on the net movement in inventories relating to net realisable value adjustments.
[2]	The amount reported for the year ended 30 June 2025 includes $12.5 million of non-recurring merger transaction and integration costs (2024 and 2023: Nil), of which $12.3 million is included within ‘External services’ and $0.2 million is included within ‘Administration and corporate overheads’.